Inventories and ore stockpiles (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about inventories [text block]

$000	Dec 31, 2017	Dec 31, 2016
Consumable stores	100,992	100,530
Stockpiles	162,468	172,541
Gold in process	12,871	10,662
Total inventories and ore stockpiles	276,331	283,733
Less: current portion	(116,797)	(119,027)
Non-current portion	159,534	164,706

Kibali Jersey Limited [member]
Disclosure of detailed information about inventories [text block]
$000	Dec 31, 2017	Dec 31, 2016	Dec 31, 2015

Gold on hand	8,970	16,041	5,385
Consumables stores	43,728	43,363	39,782
Ore stockpiles	29,869	52,332	70,874
Gold in process	3,443	4,540	5,719
	86,010	116,276	121,760
Less: Non-current portion
Ore stockpiles	12,779	43,771	43,162
Current portion	73,231	72,505	78,598